Schedule II - Valuation and Qualifying Accounts (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Feb. 01, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Increase to additional paid-in capital in Stockholders' Equity	$ 127,833
Valuation Allowance on Deferred Income Taxes [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Increase to additional paid-in capital in Stockholders' Equity	$ 127,833